Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information

The following tables set forth our financial performance by segment. We manage our operations through two segments—U.S. and International.

	Three Months Ended
	March 31,
(in millions)	2014	2013
Revenues:
U.S.	$255.0	$245.2
International	32.9	34.0
Total revenues	$287.9	$279.2

We present Operating income (loss) before Depreciation, Amortization, Net gain (loss) on dispositions and Stock-based compensation expense (“Adjusted OIBDA”) as the primary measure of profit and loss for our operating segments in accordance with FASB guidance for segment reporting.

	Three Months Ended
	March 31,
(in millions)	2014	2013
Net income	$8.4	$19.9
Provision for income taxes	5.9	14.9
Equity in earnings of investee companies, net of tax	(0.6)	(0.3)
Interest expense	12.5	0.1
Other expense, net	0.5	0.1
Operating income	26.7	34.7
Net gain on dispositions	(0.9)	(9.8)
Depreciation and amortization	48.0	48.9
Stock-based compensation(a)	1.8	1.6
Total Adjusted OIBDA	$75.6	$75.4

Adjusted OIBDA:
U.S.	$80.3	$80.1
International	1.1	0.6
Corporate	(5.8)	(5.3)
Total Adjusted OIBDA	$75.6	$75.4

(a)	Stock-based compensation is classified as a Corporate expense.

	Three Months Ended
	March 31,
(in millions)	2014	2013
Operating income (loss):
U.S.	$40.0	$48.2
International	(5.7)	(6.6)
Corporate	(7.6)	(6.9)
Total operating income	$26.7	$34.7

Net (gain) loss on dispositions:
U.S.	$(0.8)	$(9.9)
International	(0.1)	0.1
Total gain on dispositions	$(0.9)	$(9.8)

Depreciation and amortization:
U.S.	$41.1	$41.8
International	6.9	7.1
Total depreciation and amortization	$48.0	$48.9

Capital expenditures:
U.S.	$7.0	$5.3
International	1.2	0.7
Total capital expenditures	$8.2	$6.0

	As of
(in millions)	March 31, 2014	December 31, 2013
Assets:
U.S.	$3,054.0	$3,027.6
International	305.4	327.9
Corporate	99.0	—
Total assets	$3,458.4	$3,355.5

EGMENT INFORMATION
The following tables set forth the Company’s financial performance by segment. The Company manages its operations through two segments—United States and International.

Year Ended December 31,	2013	2012	2011
Revenues:
United States	$1,130.1	$1,098.6	$1,051.5
International	163.9	186.0	225.6
Total revenues	$1,294.0	$1,284.6	$1,277.1

The Company presents operating income (loss) before depreciation and amortization (“OIBDA”), net gain (loss) on dispositions, stock-based compensation and restructuring charges (“Adjusted OIBDA”) as the primary measure of profit and loss for its operating segments in accordance with FASB guidance for segment reporting. The Company believes the presentation of Adjusted OIBDA is relevant and useful for users because it allows users to view segment performance in a manner similar to the primary method used by the Company’s management and enhances their ability to understand the Company’s operating performance.

Year Ended December 31,	2013	2012	2011
Adjusted OIBDA:
United States	$406.4	$385.4	$364.7
International	29.1	30.5	57.2
Corporate	(20.7)	(7.5)	(7.6)
Total Adjusted OIBDA	414.8	408.4	414.3
Restructuring charges	—	(2.5)	(3.0)
Net gain (loss) on dispositions	27.3	(2.2)	(2.0)
Depreciation	(104.5)	(105.9)	(109.0)
Amortization	(91.3)	(90.9)	(102.9)
Stock-based compensation(a)	(7.5)	(5.7)	(5.0)
Operating income	238.8	201.2	192.4
Other income (expense), net	(1.2)	(1.0)	0.8
Income before income taxes and equity in earnings of investee companies	237.6	200.2	193.2
Provision for income taxes	(96.6)	(89.0)	(87.8)
Equity in earnings of investee companies, net of tax	2.5	2.2	1.7
Net income	$143.5	$113.4	$107.1

(a)	Stock-based compensation is classified as a Corporate expense.

Year Ended December 31,	2013	2012	2011
Operating income (loss):
United States	$267.1	$216.4	$192.2
International	(0.1)	(2.0)	12.8
Corporate	(28.2)	(13.2)	(12.6)
Total operating income	$238.8	$201.2	$192.4

Year Ended December 31,	2013	2012	2011
Depreciation and amortization:
United States	$166.8	$165.6	$168.2
International	29.0	31.2	43.7
Total depreciation and amortization	$195.8	$196.8	$211.9

Year Ended December 31,	2013	2012	2011
Capital expenditures:
United States	$49.4	$47.5	$38.8
International	8.8	6.1	6.8
Total capital expenditures	$58.2	$53.6	$45.6

At December 31,	2013	2012
Assets:
United States	$3,027.6	$3,114.4
International	327.9	350.5
Total assets	$3,355.5	$3,464.9

Year Ended December 31,	2013	2012	2011
Revenues: (a)
United States	$1,130.1	$1,098.6	$1,051.5
Canada	84.7	99.2	138.1
Latin America	79.2	86.8	87.5
Total revenues	$1,294.0	$1,284.6	$1,277.1

(a)	Revenues classifications are based on customers’ locations.

At December 31,	2013	2012
Long-lived assets: (a)
United States	$2,768.5	$2,782.7
Canada	138.1	193.7
Latin America	107.6	159.3
Total long-lived assets	$3,014.2	$3,135.7

(a)	Reflects total assets less current assets, investments and noncurrent deferred tax assets.